CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2021				151,426,125
Beginning Balance at Dec. 31, 2021	$ 183,190,992	$ 35,472,638	$ (106,597,260)	$ 112,066,370
Exercise of stock options (shares)				91,666
Exercise of stock options	178,909	(45,744)		$ 133,165
Exercise of restricted share units (shares)				79,698
Exercise of restricted share units	172,945	(172,945)
Share-based payments		2,536,861		$ 2,536,861
Loss and comprehensive loss			(4,994,178)	$ (4,994,178)
Ending Balance (shares) at Dec. 31, 2022				151,597,489
Ending Balance at Dec. 31, 2022	183,542,846	37,790,810	(111,591,438)	$ 109,742,218
Private Placement (Shares)				12,438,407
Private Placement	29,591,624			$ 29,591,624
Private placement issuance costs	(305,253)			$ (305,253)
Exercise of stock options (shares)				1,725,000
Exercise of stock options	2,765,240	(740,240)		$ 2,025,000
Exercise of restricted share units (shares)				330,349
Exercise of restricted share units	694,874	(694,874)
Share-based payments		1,728,960		$ 1,728,960
Loss and comprehensive loss			(3,338,299)	$ (3,338,299)
Ending Balance (shares) at Dec. 31, 2023				166,091,245
Ending Balance at Dec. 31, 2023	$ 216,289,331	$ 38,084,656	$ (114,929,737)	$ 139,444,250